8. Other Payables (Details)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 U.S. Dollars USD ($)
Social welfare accrual	13,069,295	9,469,618	$ 2,158,894
Expenses payable to employees	1,458,703	1,682,431	240,961
Payroll taxes payable	2,307,857	3,027,024	381,231
Customer deposit	1,274,676	2,167,296	210,561
Miscellaneous payable	271,350	574,052	44,823
Total other payables	18,381,881	16,920,421	$ 3,036,470